Restricted cash (Tables)	12 Months Ended
Dec. 31, 2019
Restricted cash
Schedule of Components of restricted cash

Components of restricted cash as of December 31, 2018 and 2019 are as follows:

	2018	2019
	RMB	RMB

Time deposits pledged for bank borrowings	3,869,699	1,561,907
Cash deposits pledged for asset-backed securitization debt	371,042	142,986
Guarantee funds	537,288	1,370,348
Cash pledged for bank notes	12,370	7,600
Others	—	168,403

	4,790,399	3,251,244